FINANCIAL INSTRUMENTS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Cash		$ 24,765	$ 11,713
Liquidity Risk [Member]
Statement [Line Items]
Cash	$ 12,791
Working Capital	14,365
Price Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	14	26
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact On Net Earning (loss)	$ 267	330
Foreign Currency Risk [Member]
Statement [Line Items]
Asset And Liability Exposure, Description	A 10% change in the interest rate would not a result in a material impact on the Company’s operations.
Impact On Net Earning (loss)	$ 154	$ 143